UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

666 Third Avenue

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 2.7%
5,039,251	Incitec Pivot Ltd. #	$13,896,324
660,329	Nufarm Ltd. #	3,794,966
1,822,129	Treasury Wine Estates Ltd. #	8,447,442
		26,138,732
Brazil: 0.1%
703,484	Rumo Logistica Operadora Multimodal SA *	1,061,776
Canada: 8.2%
410,457	Agrium, Inc. (USD) †	36,735,902
2,008,539	Potash Corp. of Saskatchewan, Inc. (USD)	41,275,476
		78,011,378
Chile: 0.3%
189,144	Sociedad Quimica y Minera de Chile SA (ADR)	2,750,154
China / Hong Kong: 2.9%
4,456,000	China BlueChemical Ltd. #	1,196,463
16,145,000	China Huishan Dairy Holdings Co. Ltd. † #	5,833,632
9,588,000	Goldin Financial Holdings Ltd. * † #	20,532,443
		27,562,538
Denmark: 0.5%
142,332	Bakkafrost P/F (NOK) #	4,540,552
Germany: 2.6%
733,599	K+S AG #	24,589,408
Indonesia: 0.6%
1,207,876	Astra Agro Lestari Tbk PT #	1,498,452
27,652,900	Charoen Pokphand Indonesia Tbk PT #	3,786,501
		5,284,953
Israel: 1.1%
1,954,843	Israel Chemicals Ltd. (USD)	10,008,796
Japan: 6.6%
3,580,130	Kubota Corp. #	49,353,530
646,000	Nippon Meat Packers, Inc. #	13,204,869
		62,558,399
Malaysia: 2.7%
6,171,900	Felda Global Ventures Holdings Bhd #	2,108,168
10,909,855	IOI Corp. Bhd #	10,097,278
1,427,270	Kuala Lumpur Kepong Bhd #	7,050,451
1,911,900	PPB Group Bhd #	6,715,187
		25,971,084
Netherlands: 1.1%
418,759	OCI NV * #	10,730,990
Norway: 3.6%
1,035,015	Marine Harvest ASA (ADR) †	13,072,239
527,150	Yara International ASA #	20,987,993
		34,060,232
Russia: 1.5%
491,402	PhosAgro OAO (GDR) # Reg S	6,798,855
517,628	Uralkali OJSC (GDR) #	7,690,012
		14,488,867
Singapore: 2.1%
1,884,800	First Resources Ltd. † #	2,173,950
21,475,345	Golden Agri-Resources Ltd. #	4,995,755
7,042,751	Wilmar International Ltd. #	12,753,595
		19,923,300
South Africa: 0.3%
331,411	Tongaat Hulett Ltd. #	2,592,902
Switzerland: 8.0%
1,192,395	Syngenta AG (ADR)	76,050,953

Taiwan: 0.4%
2,924,000	Taiwan Fertilizer Co. Ltd. #	3,652,583
Thailand: 1.1%
18,993,336	Charoen Pokphand Foods (NVDR) #	10,853,713
Ukraine: 0.2%
167,979	Kernel Holding SA #	1,992,541
United Kingdom: 2.1%
3,077,858	CNH Industrial NV (USD) †	20,067,634
United States: 51.4%
143,613	AGCO Corp.	6,696,674
75,133	Andersons, Inc.	2,559,030
1,667,311	Archer-Daniels-Midland Co.	69,110,041
73,575	Balchem Corp.	4,471,153
452,080	Bunge Ltd.	33,137,464
660,982	CF Industries Holdings, Inc.	29,678,092
836,473	Deere & Co.	61,899,002
337,969	FMC Corp.	11,460,529
197,457	IDEXX Laboratories, Inc. *	14,661,182
878,568	Monsanto Co.	74,976,993
852,870	Mosaic Co.	26,532,786
94,256	Neogen Corp. *	4,240,577
248,799	Pilgrim’s Pride Corp. †	5,170,043
153,338	Toro Co.	10,816,463
390,424	Tractor Supply Co.	32,920,552
979,863	Tyson Foods, Inc.	42,232,095
1,397,887	Zoetis, Inc.	57,564,987
		488,127,663
Total Common Stocks (Cost: $1,162,972,809)		951,019,148
MONEY MARKET FUND: 0.0% (Cost: $265,338)
265,338	Dreyfus Government Cash Management Fund	265,338
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $1,163,238,147)		951,284,486

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 8.6%
Repurchase Agreements: 8.6%
$19,422,452	Repurchase agreement dated 9/30/15 with BNP Paribas Securities Corp., 0.11%, due 10/1/15, proceeds $19,422,511; (collateralized by various U.S. government and agency obligations, 0.25% to 7.50%, due 8/1/16 to 10/1/45, valued at $19,810,925 including accrued interest)	$19,422,452
19,422,452	Repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc., 0.12%, due 10/1/15, proceeds $19,422,517; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 5/15/18 to 10/1/45, valued at $19,810,901 including accrued interest)	19,422,452
19,422,452	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.10%, due 10/1/15, proceeds $19,422,506; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 11/15/15 to 7/15/37, valued at $19,810,908 including accrued interest)	19,422,452
19,422,452	Repurchase agreement dated 9/30/15 with Mizuho Securities USA, Inc., 0.14%, due 10/1/15, proceeds $19,422,528; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 10/9/19 to 10/1/45, valued at $19,810,901 including accrued interest)	19,422,452
4,088,749	Repurchase agreement dated 9/30/15 with Royal Bank of Scotland Plc, 0.09%, due 10/1/15, proceeds $4,088,759; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 1/31/16 to 2/15/44, valued at $4,170,538 including accrued interest)	4,088,749
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $81,778,557)		81,778,557
Total Investments: 108.7% (Cost: $1,245,016,704)		1,033,063,043
Liabilities in excess of other assets: (8.7)%		(82,617,866)
NET ASSETS: 100.0%		$950,445,177

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $79,837,015.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $261,868,555 which represents 27.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	3.5%	$32,920,552
Consumer Staples	27.7	263,925,900
Financials	2.2	20,532,443
Health Care	8.0	76,466,746
Industrials	15.8	149,895,079
Materials	42.8	407,278,428
Money Market Fund	0.0	265,338
	100.0%	$951,284,486

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$26,138,732	$—	$26,138,732
Brazil	1,061,776	—	—	1,061,776
Canada	78,011,378	—	—	78,011,378
Chile	2,750,154	—	—	2,750,154
China / Hong Kong	—	27,562,538	—	27,562,538
Denmark	—	4,540,552	—	4,540,552
Germany	—	24,589,408	—	24,589,408
Indonesia	—	5,284,953	—	5,284,953
Israel	10,008,796	—	—	10,008,796
Japan	—	62,558,399	—	62,558,399
Malaysia	—	25,971,084	—	25,971,084
Netherlands	—	10,730,990	—	10,730,990
Norway	13,072,239	20,987,993	—	34,060,232
Russia	—	14,488,867	—	14,488,867
Singapore	—	19,923,300	—	19,923,300
South Africa	—	2,592,902	—	2,592,902
Switzerland	76,050,953	—	—	76,050,953
Taiwan	—	3,652,583	—	3,652,583
Thailand	—	10,853,713	—	10,853,713
Ukraine	—	1,992,541	—	1,992,541
United Kingdom	20,067,634	—	—	20,067,634
United States	488,127,663	—	—	488,127,663
Money Market Fund	265,338	—	—	265,338
Repurchase Agreements	—	81,778,557	—	81,778,557
Total	$689,415,931	$343,647,112	$—	$1,033,063,043

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $ 13,235,737. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2015:

Common Stocks
China/Hong Kong
Balance as of December 31, 2014	$1,352,155
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	(1,352,155)
Balance as of September 30, 2015	$—

Transfers from Level 3 to Level 1 resulted primarily from security resuming trading activity.

See Notes to Schedules of Investments

COAL ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Australia: 11.2%
1,316,886	Aurizon Holdings Ltd. #	$4,654,676
608,320	New Hope Corp. Ltd. #	756,142
869,642	Whitehaven Coal Ltd. * #	552,195
		5,963,013
Canada: 11.4%
603,471	Teck Cominco Ltd. (USD)	2,896,661
167,992	Westshore Terminals Investment Corp.	3,182,663
		6,079,324
China / Hong Kong: 19.0%
6,608,095	China Coal Energy Co. Ltd. #	2,681,704
2,700,408	China Shenhua Energy Co. Ltd. #	4,147,520
9,396,067	Fushan International Energy Group Ltd. #	1,169,295
467,783	Yanzhou Coal Mining Co. Ltd. (ADR)	2,067,601
		10,066,120
Indonesia: 15.0%
61,614,215	Adaro Energy Tbk PT #	2,259,531
1,523,552	Indo Tambangraya Megah Tbk PT #	1,032,029
2,574,300	Tambang Batubara Bukit Asam Tbk PT #	991,434
3,063,500	United Tractors Tbk PT #	3,667,350
		7,950,344
Philippines: 5.3%
963,230	Semirara Mining and Power Corp. #	2,806,387
Poland: 2.6%
91,728	Lubelski Wegiel Bogdanka SA #	1,369,267
South Africa: 3.8%
524,266	Exxaro Resources Ltd. #	1,998,401
Thailand: 6.6%
6,406,300	Banpu PCL (NVDR) #	3,533,709
United States: 24.8%
75,255	Alliance Holdings GP LP	2,329,895
107,633	Alliance Resource Partners LP	2,395,911
157,544	Cloud Peak Energy, Inc. *	414,341
201,728	Consol Energy, Inc.	1,976,934
34,208	FreightCar America, Inc.	587,009
144,633	Joy Global, Inc.	2,159,371
351,246	Natural Resource Partners LP	892,165
718,097	Peabody Energy Corp.	990,974
181,048	SunCoke Energy, Inc.	1,408,553
		13,155,153
Total Common Stocks (Cost: $140,242,322)		52,921,718
MONEY MARKET FUND: 0.3% (Cost: $140,709)
140,709	Dreyfus Government Cash Management Fund	140,709
Total Investments: 100.0% (Cost: $140,383,031)		53,062,427
Other assets less liabilities: 0.0%		24,194
NET ASSETS: 100.0%		$53,086,621

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,619,640 which represents 59.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	62.6%	$33,196,140
Industrials	26.8	14,251,069
Materials	10.3	5,474,509
Money Market Fund	0.3	140,709
	100.0%	$53,062,427

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$5,963,013	$—	$5,963,013
Canada	6,079,324	—	—	6,079,324
China / Hong Kong	2,067,601	7,998,519	—	10,066,120
Indonesia	—	7,950,344	—	7,950,344
Philippines	—	2,806,387	—	2,806,387
Poland	—	1,369,267	—	1,369,267
South Africa	—	1,998,401	—	1,998,401
Thailand	—	3,533,709	—	3,533,709
United States	13,155,153	—	—	13,155,153
Money Market Fund	140,709	—	—	140,709
Total	$21,442,787	$31,619,640	$—	$53,062,427

There were no transfers between levels during the period ended September 30, 2015.

See Notes to Schedules of Investments

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Austria: 0.8%
44,689	Verbund - Oesterreichische Elektrizis AG †	$592,124
Brazil: 0.8%
215,888	Cosan Ltd. (Class A) (USD)	623,916
Canada: 1.2%
54,311	Canadian Solar, Inc. (USD) * †	902,649
China / Hong Kong: 12.9%
4,073,000	China Longyuan Power Group Corp. Ltd. #	4,405,280
430,200	Dongfang Electric Corp. Machinery Co. Ltd. #	443,466
13,730,000	GCL-Poly Energy Holdings Ltd. * #	2,659,705
38,279	JinkoSolar Holding Co. Ltd. (ADR) * †	839,841
88,252	Trina Solar Ltd. (ADR) * †	791,620
577,000	Xinjiang Goldwind Science & Technology Co. Ltd. #	1,002,990
		10,142,902
Denmark: 10.2%
153,679	Vestas Wind Systems A/S #	7,982,569
Germany: 3.4%
78,762	Nordex SE * #	2,149,742
12,522	SMA Solar Technology AG * † #	541,641
		2,691,383
Italy: 4.5%
1,890,127	Enel Green Power SpA #	3,570,284
Japan: 3.8%
141,904	Kurita Water Industries Ltd. #	3,017,829
Philippines: 1.6%
10,893,300	Energy Development Corp. #	1,283,959
Spain: 7.1%
256,025	EDP Renovaveis SA #	1,680,783
279,392	Gamesa Corp. Tecnologica SA #	3,874,480
		5,555,263
United States: 53.4%
152,109	Covanta Holding Corp.	2,654,302
132,738	Cree, Inc. * †	3,216,242
148,120	Eaton Corp. Plc	7,598,556
59,644	EnerSys, Inc.	3,195,726
97,114	First Solar, Inc. *	4,151,624
42,544	Green Plains Renewable Energy, Inc.	827,906
49,622	Itron, Inc. *	1,583,438
36,954	Power Integrations, Inc.	1,558,350
79,400	Solarcity Corp. * †	3,391,174
401,922	SunEdison, Inc. * †	2,885,800
74,819	Sunpower Corp. * †	1,499,373
33,298	Tesla Motors, Inc. * †	8,271,223
52,920	Veeco Instruments, Inc. *	1,085,389
		41,919,103
Total Common Stocks (Cost: $93,542,955)		78,281,981
MONEY MARKET FUND: 0.3% (Cost: $234,596)
234,596	Dreyfus Government Cash Management Fund	234,596
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $93,777,551)
		78,516,577

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 26.7%
Repurchase Agreements: 26.7%
$4,981,922	Repurchase agreement dated 9/30/15 with BNP Paribas Securities Corp., 0.11%, due 10/1/15, proceeds $4,981,937; (collateralized by various U.S. government and agency obligations, 0.25% to 7.50%, due 8/1/16 to 10/1/45, valued at $5,081,567 including accrued interest)	$4,981,922
4,981,922	Repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc., 0.12%, due 10/1/15, proceeds $4,981,939; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 5/15/18 to 10/1/45, valued at $5,081,560 including accrued interest)	4,981,922
4,981,922	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.10%, due 10/1/15, proceeds $4,981,936; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 11/15/15 to 7/15/37, valued at $5,081,562 including accrued interest)	4,981,922
4,981,922	Repurchase agreement dated 9/30/15 with Mizuho Securities USA, Inc., 0.14%, due 10/1/15, proceeds $4,981,941; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 10/9/19 to 10/1/45, valued at $5,081,560 including accrued interest)	4,981,922
1,048,781	Repurchase agreement dated 9/30/15 with Royal Bank of Scotland Plc, 0.09%, due 10/1/15, proceeds $1,048,784; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 1/31/16 to 2/15/44, valued at $1,069,760 including accrued interest)	1,048,781
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $20,976,469)		20,976,469
Total Investments: 126.7% (Cost: $114,754,020)		99,493,046
Liabilities in excess of other assets: (26.7)%		(20,985,617)
NET ASSETS: 100.0%		$78,507,429

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $21,082,429.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $32,612,728 which represents 41.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	10.5%	$8,271,223
Energy	1.8	1,451,822
Industrials	45.0	35,310,834
Information Technology	27.7	21,715,672
Utilities	14.7	11,532,430
Money Market Fund	0.3	234,596
	100.0%	$78,516,577

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$592,124	$—	$—	$592,124
Brazil	623,916	—	—	623,916
Canada	902,649	—	—	902,649
China / Hong Kong	1,631,461	8,511,441	—	10,142,902
Denmark	—	7,982,569	—	7,982,569
Germany	—	2,691,383	—	2,691,383
Italy	—	3,570,284	—	3,570,284
Japan	—	3,017,829	—	3,017,829
Philippines	—	1,283,959	—	1,283,959
Spain	—	5,555,263	—	5,555,263
United States	41,919,103	—	—	41,919,103
Money Market Fund	234,596	—	—	234,596
Repurchase Agreements	—	20,976,469	—	20,976,469
Total	$45,903,849	$53,589,197	$—	$99,493,046

During the period ended September 30, 2015, transfers of securities from Level 2 to Level 1 were $ 867,504. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GOLD MINERS ETF

SCHEDULES OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 10.0%
100,267,893	Evolution Mining Ltd. ‡ #	$89,359,137
28,494,643	Newcrest Mining Ltd. * #	256,544,875
41,930,776	Northern Star Resources Ltd. ‡ † #	79,476,440
21,207,300	OceanaGold Corp. ‡ † #	32,185,728
		457,566,180
Canada: 52.0%
9,913,524	Agnico-Eagle Mines Ltd. (USD) †	251,010,428
17,870,871	Alamos Gold, Inc. (USD) ‡	65,943,514
64,744,679	B2GOLD Corp. (USD) ‡ * †	67,981,913
38,605,617	Barrick Gold Corp. (USD)	245,531,724
16,533,256	Centerra Gold, Inc. ‡	92,981,838
11,930,732	Detour Gold Corp. ‡ *	126,631,100
50,083,878	Eldorado Gold Corp. (USD) ‡	161,270,087
5,450,511	Franco-Nevada Corp. (USD) †	239,931,494
27,518,570	Goldcorp, Inc. (USD)	344,532,496
27,355,615	IAMGOLD Corp. (USD) ‡ * †	44,589,653
80,115,957	Kinross Gold Corp. (USD) ‡ *	137,799,446
35,581,169	New Gold, Inc. (USD) ‡ *	80,769,254
6,593,189	Osisko Gold Royalties Ltd. ‡	69,339,871
10,598,698	Pan American Silver Corp. (USD) ‡ †	67,301,732
20,554,324	Semafo, Inc. ‡ *	44,306,703
18,865,665	Silver Wheaton Corp. (USD)	226,576,637
66,151,231	Yamana Gold, Inc. (USD) ‡	112,457,093
		2,378,954,983
China / Hong Kong: 4.1%
1,856,472,000	G-Resources Group Ltd. ‡ #	48,353,957
61,114,500	Zhaojin Mining Industry Co. Ltd. ‡ † #	32,113,641
403,322,000	Zijin Mining Group Ltd. ‡ † #	105,808,164
		186,275,762
Peru: 2.3%
17,836,969	Cia de Minas Buenaventura SA (ADR) ‡	106,308,335
South Africa: 9.6%
26,777,587	AngloGold Ashanti Ltd. (ADR) ‡ *	219,308,438
54,384,011	Gold Fields Ltd. (ADR) ‡	144,661,469
15,984,874	Sibanye Gold Ltd. (ADR) ‡	74,169,815
		438,139,722
United Kingdom: 6.5%
80,523,337	Cenatamin Plc ‡ #	74,371,155
3,803,282	Randgold Resources Ltd. (ADR)	224,735,933
		299,107,088
United States: 15.5%
20,336,476	Alacer Gold Corp. (CAD) ‡ *	45,657,338
26,391,278	Hecla Mining Co. ‡	51,990,818
17,536,690	Newmont Mining Corp.	281,814,608
4,464,939	Royal Gold, Inc. ‡	209,762,834
15,655,820	Tahoe Resources, Inc. ‡ †	121,176,047
		710,401,645
Total Common Stocks (Cost: $8,531,324,065)		4,576,753,715
MONEY MARKET FUND: 0.0% (Cost: $1,859,569)
1,859,569	Dreyfus Government Cash Management Fund	1,859,569
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $8,533,183,634)		4,578,613,284

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.9%
Repurchase Agreements: 0.9%
$9,708,278	Repurchase agreement dated 9/30/15 with BNP Paribas Securities Corp., 0.11%, due 10/1/15, proceeds $9,708,308; (collateralized by various U.S. government and agency obligations, 0.25% to 7.50%, due 8/1/16 to 10/1/45, valued at $9,902,456 including accrued interest)	$9,708,278
9,708,278	Repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc., 0.12%, due 10/1/15, proceeds $9,708,310; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 5/15/18 to 10/1/45, valued at $9,902,444 including accrued interest)	9,708,278
9,708,278	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.10%, due 10/1/15, proceeds $9,708,305; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 11/15/15 to 7/15/37, valued at $9,902,447 including accrued interest)	9,708,278
9,708,278	Repurchase agreement dated 9/30/15 with Mizuho Securities USA, Inc., 0.14%, due 10/1/15, proceeds $9,708,316; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 10/9/19 to 10/1/45, valued at $9,902,444 including accrued interest)	9,708,278
2,043,744	Repurchase agreement dated 9/30/15 with Royal Bank of Scotland Plc, 0.09%, due 10/1/15, proceeds $2,043,749; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 1/31/16 to 2/15/44, valued at $2,084,626 including accrued interest)	2,043,744
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $40,876,856)		40,876,856
Total Investments: 100.9% (Cost: $8,574,060,490)		4,619,490,140
Liabilities in excess of other assets: (0.9)%		(40,230,063)
NET ASSETS: 100.0%		$4,579,260,077

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $38,732,683.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $718,213,097 which represents 15.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gold	89.8%	$4,109,708,481
Precious Metals & Minerals	2.6	121,176,047
Silver	7.6	345,869,187
Money Market Fund	0.0	1,859,569
	100.0%	$4,578,613,284

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2015 is set forth below:

Affiliates	Value 12/31/14	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/15
Alacer Gold Corp.	$35,854,750	$24,183,988	$(17,917,985)	$(826,223)	$—	$45,657,338
Alamos Gold, Inc.	55,054,167	139,026,103	(75,513,641)	(66,357,245)	5,737,374	65,943,514
AngloGold Ashanti Ltd.	213,905,978	136,263,692	(105,729,582)	(112,426,220)	—	219,308,438
AuRico Gold, Inc.	49,623,717	24,089,509	(66,753,222)	(32,125,022)	584,927	—
B2GOLD Corp.	90,268,950	56,668,819	(37,757,972)	(10,217,978)	—	67,981,913
Cenatamin Plc	64,162,567	41,558,999	(30,305,981)	3,758,269	2,324,941	74,371,155
Centerra Gold, Inc.	74,741,382	48,677,808	(35,205,787)	(1,006,787)	1,538,738	92,981,838
Cia de Minas Buenaventura SA	159,759,741	95,002,102	(76,867,908)	(70,958,626)	—	106,308,335
Coeur d’Alene Mines Corp.	32,050,319	27,745,493	(38,447,592)	(75,688,680)	—	—
Detour Gold Corp.	78,405,696	71,796,072	(47,581,143)	4,274,572	—	126,631,100
Eldorado Gold Corp.	235,952,883	149,208,164	(83,133,784)	(70,859,153)	699,165	161,270,087
Evolution Mining Ltd.	—	102,573,632	(7,221,371)	(601,703)	458,518	89,359,137
First Majestic Silver Corp.	35,768,464	20,770,256	(39,371,806)	(70,732,304)	—	—
Gold Fields Ltd.	212,936,056	120,118,537	(75,843,458)	(50,161,725)	1,069,268	144,661,469
G-Resources Group Ltd.	38,016,881	30,024,267	(23,388,328)	2,387,311	1,183,885	48,353,957
Harmony Gold Mining Co. Ltd.	49,971,160	28,587,216	(41,144,163)	(120,337,650)	—	—
Hecla Mining Co.	62,161,127	41,323,561	(28,228,956)	(10,163,105)	189,112	51,990,818
IAMGOLD Corp.	61,699,863	34,019,986	(21,751,137)	(21,006,398)	—	44,589,653
Kinross Gold Corp.	195,679,481	108,665,076	(69,223,406)	(140,768,821)	—	137,799,446
New Gold, Inc.	131,532,502	65,719,583	(41,818,685)	(33,023,624)	—	80,769,254
Northern Star Resources Ltd.	—	104,394,688	(26,767,231)	(714,681)	1,534,483	79,476,440
OceanaGold Corp.	30,704,143	22,954,687	(16,700,184)	(128,302)	881,456	32,185,728
Osisko Gold Royalties Ltd.	—	110,380,473	(20,880,538)	(765,067)	436,224	69,339,871
Pan American Silver Corp.	84,506,674	52,695,968	(36,080,949)	(13,217,935)	2,385,871	67,301,732
Primero Mining Corp.	37,245,005	20,375,987	(43,282,112)	(41,180,820)	—	—
Rio Alto Mining Ltd.	48,992,680	11,084,553	(54,953,721)	546,229	—	—
Royal Gold, Inc.	231,210,200	132,519,757	(75,823,544)	(4,074,625)	2,966,948	209,762,834
Semafo, Inc.	43,279,325	35,177,516	(22,549,760)	(2,755,605)	—	44,306,703
Sibanye Gold Ltd.	103,070,198	69,887,732	(44,910,959)	2,900,742	—	74,169,815
Tahoe Resources, Inc.	—	227,014,585	(27,091,087)	(2,478,563)	902,157	121,176,047
Yamana Gold, Inc.	214,666,726	130,895,479	(80,440,959)	(104,004,635)	3,036,251	112,457,093
Zhaojin Mining Industry Co. Ltd.	26,600,864	19,117,028	(14,287,580)	(1,004,267)	508,313	32,113,641
Zijin Mining Group Ltd.	100,106,563	67,379,442	(55,346,372)	6,362,833	5,528,150	105,808,164
	$2,797,928,062	$2,369,900,758	$(1,482,320,903)	$(1,037,355,808)	$31,965,781	$2,506,075,520

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$457,566,180	$—	$457,566,180
Canada	2,378,954,983	—	—	2,378,954,983
China / Hong Kong	—	186,275,762	—	186,275,762
Peru	106,308,335	—	—	106,308,335
South Africa	438,139,722	—	—	438,139,722
United Kingdom	224,735,933	74,371,155	—	299,107,088
United States	710,401,645	—	—	710,401,645
Money Market Fund	1,859,569	—	—	1,859,569
Repurchase Agreements	—	40,876,856	—	40,876,856
Total	$3,860,400,187	$759,089,953	$—	$4,619,490,140

There were no transfers between levels during the period ended September 30, 2015.

See Notes to Schedules of Investments

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 16.7%
55,696,822	Beadell Resources Ltd. ‡ † #	$5,526,486
61,536,055	Evolution Mining Ltd. #	54,841,172
14,586,419	Kingsgate Consolidated Ltd. ‡ * † #	7,425,154
34,180,859	Northern Star Resources Ltd. ‡ #	64,787,091
17,535,751	OceanaGold Corp. (CAD) ‡ †	25,505,120
27,700,861	Regis Resources Ltd. ‡ † #	35,051,969
25,498,430	Resolute Mining Ltd. * #	5,593,509
41,009,361	Saracen Mineral Holdings Ltd. ‡ * † #	14,539,089
		213,269,590
Canada: 60.1%
16,834,050	Alamos Gold, Inc. (USD) ‡	62,117,644
7,569,299	Argonaut Gold, Inc. *	7,678,263
10,644,374	Asanko Gold, Inc. ‡ * †	15,481,860
8,843,276	Centerra Gold, Inc.	49,733,946
6,884,699	Continental Gold, Inc. ‡ * †	8,473,002
6,111,237	Dundee Precious Metals, Inc. * †	9,936,971
6,960,054	Endeavour Silver Corp. (USD) ‡ * †	10,788,084
7,879,674	First Majestic Silver Corp. (USD) ‡ * †	25,214,957
7,546,475	Fortuna Silver Mines, Inc. (USD) ‡ *	16,451,315
6,688,267	Guyana Goldfields, Inc. *	17,859,324
25,235,777	IAMGOLD Corp. (USD) ‡ * †	41,134,316
4,637,668	Kirkland Lake Gold, Inc. ‡ *	19,198,223
29,802,450	Lake Shore Gold Corp. ‡ *	24,896,505
2,596,363	MAG Silver Corp. * †	18,397,440
13,768,402	McEwen Mining, Inc. (USD) ‡ †	12,043,221
11,917,770	Novagold Resources, Inc. (USD) * †	43,023,150
5,091,337	Osisko Gold Royalties Ltd. ‡ †	53,545,052
8,854,698	Pan American Silver Corp. (USD) ‡	56,227,332
10,617,841	Premier Gold Mines Ltd. ‡ * †	17,819,156
6,400,771	Pretium Resources, Inc. (USD) ‡ * †	38,724,665
7,678,108	Primero Mining Corp. (USD) *	17,889,992
66,344,042	Romarco Minerals, Inc. ‡ *	23,257,776
21,902,241	Rubicon Minerals Corp. (USD) ‡ *	16,433,251
7,623,700	Sandstorm Gold Ltd. (USD) ‡ * †	20,355,279
2,672,939	Seabridge Gold, Inc. (USD) ‡ * †	15,503,046
16,760,033	Semafo, Inc. ‡ *	36,127,766
5,511,588	Silver Standard Resources, Inc. (USD) ‡ * †	35,935,554
11,022,327	Silvercorp Metals, Inc. ‡ †	6,988,124
3,539,254	Sulliden Mining Capital, Inc. ‡ *	488,373
20,899,888	Teranga Gold Corp. ‡ *	8,417,945
43,570,540	Torex Gold Resources, Inc. ‡ * †	40,622,939
		770,764,471
Cayman Islands: 0.9%
28,502,039	Endeavour Mining Corp. (CAD) ‡ *	11,692,490
China / Hong Kong: 6.4%
18,132,827	China Gold International Resources Corp. Ltd. (CAD) * †	25,697,301
248,126,000	China Precious Metal Resources Holdings Co. Ltd. ‡ * † #	9,826,911
68,224,000	China Silver Group Ltd. ‡ #	16,793,014
1,135,911,000	G-Resources Group Ltd. #	29,586,113
19,287,400	Real Gold Mining Ltd. * # §	—
		81,903,339
South Africa: 1.2%
25,515,394	Harmony Gold Mining Co. Ltd. (ADR) ‡ *	15,385,783
Turkey: 1.6%
2,872,736	Koza Altin Isletmeleri AS † #	20,848,087
United Kingdom: 4.9%
60,460,444	Cenatamin Plc ‡ #	55,841,117
8,279,147	Highland Gold Mining Ltd. #	6,534,867
38,603,767	Patagonia Gold Plc #	804,090
		63,180,074
United States: 8.1%
14,188,005	Alacer Gold Corp. (CAD) ‡ * †	31,853,431
7,716,942	Coeur d’Alene Mines Corp. ‡ * †	21,761,776
3,572,778	Gold Resource Corp. ‡ †	9,039,128
20,957,500	Hecla Mining Co. ‡ †	41,286,275
71,691	Paramount Gold Nevada Corp. * †	82,445
		104,023,055
Total Common Stocks (Cost: $1,781,453,325)		1,281,066,889

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.8%
Repurchase Agreements: 5.8%
$17,795,058	Repurchase agreement dated 9/30/15 with BNP Paribas Securities Corp., 0.11%, due 10/1/15, proceeds $17,795,112; (collateralized by various U.S. government and agency obligations, 0.25% to 7.50%, due 8/1/16 to 10/1/45, valued at $18,150,982 including accrued interest)	$17,795,058
17,795,058	Repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc., 0.12%, due 10/1/15, proceeds $17,795,117; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 5/15/18 to 10/1/45, valued at $18,150,959 including accrued interest)	17,795,058
17,795,058	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.10%, due 10/1/15, proceeds $17,795,107; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 11/15/15 to 7/15/37, valued at $18,150,966 including accrued interest)	17,795,058
17,795,058	Repurchase agreement dated 9/30/15 with Mizuho Securities USA, Inc., 0.14%, due 10/1/15, proceeds $17,795,127; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 10/9/19 to 10/1/45, valued at $18,150,959 including accrued interest)	17,795,058
3,746,170	Repurchase agreement dated 9/30/15 with Royal Bank of Scotland Plc, 0.09%, due 10/1/15, proceeds $3,746,179; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 1/31/16 to 2/15/44, valued at $3,821,106 including accrued interest)	3,746,170
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $74,926,402)		74,926,402
Total Investments: 105.7% (Cost: $1,856,379,727)		1,355,993,291
Liabilities in excess of other assets: (5.7)%		(73,579,088)
NET ASSETS: 100.0%		$1,282,414,203

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $69,974,755.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $327,998,669 which represents 25.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $ which represents 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gold	39.8%	$509,741,668
Materials	53.0	678,670,068
Precious Metals & Minerals	0.8	10,741,061
Silver	6.4	81,914,092
	100.0%	$1,281,066,889

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2015 is set forth below:

Affiliates	Value 12/31/14		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/15
Alacer Gold Corp.	$30,975,520		$13,476,266	$(15,085,899)	$(82,708)	$—	$—	(b)
(b)Alamos Gold, Inc.	52,094,504		111,631,614	(57,488,519)	(14,798,350)	4,275,190	62,117,644
Allied Nevada Gold Corp.	6,202,778		1,000,254	(1,000,076)	(28,088,934)	—	—
Argonaut Gold, Inc.	15,455,253		4,405,924	(6,743,287)	(12,174,627)	—	—	(b)
Asanko Gold, Inc.	17,401,087		7,995,262	(8,484,375)	(2,214,643)	—	15,481,860
AuRico Gold, Inc.	58,337,962		10,931,870	(63,000,919)	(6,166,827)	607,291	—
Beadell Resources Ltd.	8,822,317		3,808,389	(2,149,585)	(1,971,053)	434,263	5,526,486
Cenatamin Plc	80,951,255		20,488,679	(42,529,880)	(2,650,979)	1,895,700	55,841,117
China Precious Metal Resources Holdings Co. Ltd.	—	(a)	5,815,728	(6,097,792)	(2,137,599)	—	9,826,911
China Silver Group Ltd.	—	(a)	25,719,854	(6,884,019)	2,290,107	277,469	16,793,014
Coeur d’Alene Mines Corp.	33,543,936		13,983,031	(14,816,297)	(2,649,862)	—	21,761,776
Continental Gold Ltd.	11,300,658		2,187,538	(15,365,866)	(11,365,090)	—	—
Continental Gold, Inc.	—		15,405,257	(2,968,467)	252,967	—	8,473,002
DRDGOLD Ltd.	5,192,261		1,949,181	(6,639,659)	(6,305,775)	—	—
Endeavour Mining Corp.	11,464,177		3,774,758	(5,075,491)	(1,887,436)	—	11,692,490
Endeavour Silver Corp.	16,274,609		4,702,434	(5,376,873)	(5,464,877)	—	10,788,084
First Majestic Silver Corp.	48,717,167		12,682,478	(22,211,190)	(1,154,395)	—	25,214,957
Fortuna Silver Mines, Inc.	31,743,506		8,641,667	(6,122,197)	(977,644)	—	16,451,315
Gold Resource Corp.	12,415,889		4,230,606	(4,428,255)	(2,274,247)	310,722	9,039,128
Great Panther Silver Ltd.	6,415,211		1,178,718	(4,375,030)	(8,824,585)	—	—
Harmony Gold Mining Co. Ltd.	47,284,787		14,040,019	(10,807,086)	(3,809,274)	—	15,385,783
Hecla Mining Co.	75,112,771		18,450,207	(38,004,495)	1,404,812	181,015	41,286,275
IAMGOLD Corp.	84,036,193		19,419,876	(28,440,214)	(8,405,361)	—	41,134,316
Kingsgate Consolidated Ltd.	8,402,461		2,426,492	(3,010,598)	(1,237,157)	—	7,425,154
Kirkland Lake Gold, Inc.	10,691,953		9,235,969	(5,993,443)	1,033,350	—	19,198,223
Lake Shore Gold Corp.	21,023,120		8,638,527	(11,291,738)	1,578,561	—	24,896,505
McEwen Mining, Inc.	15,121,820		5,500,430	(4,652,669)	(3,959,558)	63,925	12,043,221
Medusa Mining Ltd.	6,717,260		3,371,047	(6,835,381)	(18,704,742)	—	—
Midway Gold Corp.	8,325,992		1,320,460	(1,098,946)	(11,196,134)	—	—
Northern Star Resources Ltd.	47,886,864		18,008,156	(29,002,816)	8,758,746	1,310,354	64,787,091
OceanaGold Corp.	38,366,189		11,165,144	(20,293,791)	(3,527,889)	949,827	25,505,120
Osisko Gold Royalties Ltd.	—		110,264,760	(42,512,116)	174,667	364,679	53,545,052
Pan American Silver Corp.	—		84,743,463	(4,323,796)	(1,559,536)	382,857	56,227,332
Paramount Gold and Silver Corp.	10,774,185		1,839,139	(4,531,870)	(1,428,645)	712,041	—
Perseus Mining Ltd.	7,266,429		2,831,930	(10,993,114)	(7,052,078)	—	—
Premier Gold Mines Ltd.	17,606,006		6,414,242	(6,791,103)	(1,227,498)	—	17,819,156
Pretium Resources, Inc.	42,922,393		20,670,145	(24,072,718)	(2,791,509)	—	—	(b)
Primero Mining Corp.	34,708,865		10,292,066	(15,464,273)	(6,163,118)	—	—	(b)
Regis Resources Ltd.	49,556,231		14,510,529	(14,899,253)	(6,979,372)	1,162,771	35,051,969
Rio Alto Mining Ltd.	54,084,299		7,787,369	(63,615,488)	870,671	—	—
Romarco Minerals, Inc.	17,003,244		29,952,699	(16,546,548)	(9,865,722)	—	23,257,776
Rubicon Minerals Corp.	22,806,787		6,271,651	(7,814,811)	(2,238,522)	—	16,433,251
Sandstorm Gold Ltd.	25,036,203		8,056,823	(6,594,772)	(2,797,052)	—	20,355,279
Saracen Mineral Holdings Ltd.	10,229,869		3,869,961	(7,268,111)	567,813	—	14,539,089
Seabridge Gold, Inc.	21,592,909		6,955,347	(6,841,834)	(2,952,703)	—	15,503,046
Semafo, Inc.	42,813,604		13,426,254	(12,371,675)	293,755	—	36,127,766
Silver Lake Resources Ltd.	5,853,241		1,259,031	(5,116,450)	(13,500,851)	—	—
Silver Standard Resources, Inc.	26,700,369		13,599,902	(13,203,438)	493,363	—	35,935,554
Silvercorp Metals, Inc.	16,413,426		4,346,816	(5,676,761)	(6,813,236)	96,459	6,988,124
Sulliden Mining Capital, Inc.	1,283,390		—	—	—	—	488,373
Tanzanian Royalty Exploration Corp.	4,856,646		556,257	(4,297,671)	(14,311,347)	—	—
Teranga Gold Corp.	8,191,876		3,685,294	(4,194,255)	(170,290)	—	8,417,945
Timmins Gold Corp.	9,526,798		8,209,718	(5,617,140)	(17,747,388)	—	—
Torex Gold Resources, Inc.	50,726,173		14,295,543	(14,862,643)	(7,584,957)	—	40,622,939
Troy Resources Ltd.	4,469,637		3,714,325	(6,223,745)	(9,773,194)	—	—
	$1,294,700,080		$763,139,099	$(760,108,438)	$(259,267,952)	$13,024,563	$901,982,123

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$25,505,120	$187,764,470	$—	$213,269,590
Canada	770,764,471	—	—	770,764,471
Cayman Islands	11,692,490	—	—	11,692,490
China / Hong Kong	25,697,301	56,206,038	0	81,903,339
South Africa	15,385,783	—	—	15,385,783
Turkey	—	20,848,087	—	20,848,087
United Kingdom	—	63,180,074	—	63,180,074
United States	104,023,055	—	—	104,023,055
Repurchase Agreements	—	74,926,402	—	74,926,402
Total	$953,068,220	$402,925,071	$0	$1,355,993,291

There were no transfers between levels during the period September 30, 2015.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2015:

Common Stocks
China/Hong Kong
Balance as of December 31, 2014	$3,039,646
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3,039,646)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2015	$0

See Notes to Schedules of Investments

NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.5%
Argentina: 0.1%
2,303	Cresud S.A.C.I.F. y A (ADR) *	$22,523
2,705	YPF SA (ADR)	41,197
		63,720
Australia: 3.8%
60,462	Alumina Ltd. #	48,126
10,675	Bega Cheese Ltd. † #	35,612
78,482	BHP Billiton Ltd. #	1,240,187
13,823	BlueScope Steel Ltd. #	35,232
3,789	Caltex Australia Ltd. #	83,683
41,608	Fortescue Metals Group Ltd. † #	53,740
14,211	GrainCorp. Ltd. #	90,778
10,234	Iluka Resources Ltd. #	44,983
47,919	Newcrest Mining Ltd. * #	431,428
16,415	Oil Search Ltd. #	83,387
15,573	Origin Energy Ltd. #	67,311
14,069	Santos Ltd. † #	39,833
5,521	Select Harvests Ltd. #	43,282
130,134	South32 Ltd. * #	125,849
9,944	Woodside Petroleum Ltd. #	203,620
		2,627,051
Austria: 0.3%
1,975	OMV AG #	48,007
4,415	Verbund - Oesterreichische Elektrizis AG †	58,498
2,657	Voestalpine AG #	91,260
		197,765
Bermuda: 0.1%
4,096	Nabors Industries Ltd. (USD)	38,707
Brazil: 0.6%
11,819	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	45,858
16,966	Cia Siderurgica Nacional SA (ADR) †	16,259
4,750	Fibria Celulose SA	64,177
21,861	Gerdau SA (ADR)	29,950
20,890	Petroleo Brasileiro SA (ADR) * †	90,872
3,800	SLC Agricola SA	17,082
36,979	Vale SA (ADR) †	155,312
		419,510
Canada: 10.9%
13,646	Agnico-Eagle Mines Ltd. (USD)	345,517
11,113	Agrium, Inc. (USD) †	994,613
16,040	Alamos Gold, Inc.	59,102
4,806	ARC Resources Ltd. †	63,234
58,157	B2Gold Corp. * †	61,163
73,113	Barrick Gold Corp. (USD)	464,999
9,679	Cameco Corp. (USD)	117,793
15,358	Canadian Natural Resources Ltd. (USD)	298,713
1,445	Canadian Solar, Inc. (USD) *	24,016
1,614	Canfor Corp. *	19,153
9,949	Centerra Gold, Inc.	55,952
10,716	Detour Gold Corp. *	113,738
5,351	Dominion Diamond Corp.	56,914
1,353	Domtar Corp. (USD)	48,370
44,984	Eldorado Gold Corp. (USD)	144,848
12,024	Enbridge, Inc. (USD)	446,451
11,800	EnCana Corp. (USD)	75,992
16,849	First Quantum Minerals Ltd.	61,454
52,116	Goldcorp, Inc. (USD)	652,492
4,144	Husky Energy, Inc.	64,322
3,569	Imperial Oil Ltd. (USD)	112,816
71,959	Kinross Gold Corp. (USD) *	123,769
15,308	Lundin Mining Corp. *	43,046
12,450	New Gold, Inc. * †	27,951
9,519	Pan American Silver Corp. (USD)	60,446
64,980	Potash Corp. of Saskatchewan, Inc. (USD)	1,335,339
2,043	Resolute Forest Products (USD) *	16,977
25,379	Silver Wheaton Corp. (USD)	304,802
20,291	Suncor Energy, Inc. (USD)	542,176
11,368	Teck Cominco Ltd. (USD)	54,566
2,592	Tourmaline Oil Corp. *	60,068
9,950	TransCanada Corp. (USD) †	314,221
61,899	Turquoise Hill Resources Ltd. *	157,437
1,469	West Fraser Timber Co. Ltd.	46,458
59,420	Yamana Gold, Inc. (USD)	101,014
		7,469,922
Chile: 0.3%
110,565	Aguas Andinas SA	57,380
9,403	Antofagasta Plc (GBP) #	71,319
31,830	Empresas CMPC SA	81,730
14,857	Inversiones Aguas Metropolitanas SA	20,483
		230,912
China / Hong Kong: 2.1%
3,858	Aluminum Corp of China Ltd. (ADR) †	29,938
27,100	Angang New Steel Co. Ltd. #	10,958
171,714	China Agri-Industries Holdings Ltd. * #	59,093
58,000	China Coal Energy Co. Ltd. #	23,538
31,000	China Gas Holdings Ltd. #	42,759
32,700	China Hongqiao Group Ltd. #	15,396
222,600	China Modern Dairy Holdings Ltd. #	68,177
29,900	China Molybdenum Co. Ltd. (Class H) #	14,622
25,100	China Oilfield Services Ltd. (Class H) #	25,300
357,627	China Petroleum & Chemical Corp. #	219,062
47,691	China Shenhua Energy Co. Ltd. #	73,248
225,679	CNOOC Ltd. #	232,365
11,800	Dongfang Electric Corp. Machinery Co. Ltd. #	12,164
52,800	Fosun International Ltd. #	91,170
48,300	Huaneng Power International, Inc. #	52,298
31,300	Jiangxi Copper Co. Ltd. (Class H) #	38,165
47,800	Kunlun Energy Co. Ltd. #	34,346
36,400	Lee & Man Paper Manufacturing Ltd. #	18,472
42,800	Maanshan Iron and Steel Co. Ltd. (Class H) * † #	9,295
36,557	Nine Dragons Paper Holdings Ltd. #	19,067
296,440	PetroChina Co. Ltd. (Class-H) #	206,442
11,400	Tianjin Capital Environmental Protection Group Co. Ltd. #	6,772
25,000	Yanzhou Coal Mining Co. Ltd. #	11,126
54,900	Zhaojin Mining Industry Co. Ltd. † #	28,848
361,461	Zijin Mining Group Ltd. #	94,826
		1,437,447
Denmark: 0.6%
7,749	Vestas Wind Systems A/S #	402,507
Finland: 0.2%
1,799	Neste Oil OYJ † #	41,361
7,521	Outokumpu Oyj * † #	17,349
12,260	Stora Enso Oyj (R Shares) #	92,670
		151,380
France: 3.2%
156	Eramet SA * † #	5,750
12,331	Suez Environnement Co. #	221,352
1,636	Technip SA #	77,342
33,884	Total SA † #	1,522,631
16,723	Veolia Environnement SA #	380,995
		2,208,070
Germany: 0.6%
825	Aurubis AG #	52,454
1,014	BayWa AG #	32,637
149	KWS Saat AG #	49,617
2,154	Nordex SE * #	58,792
941	Salzgitter AG #	23,350
10,657	ThyssenKrupp AG #	187,072
		403,922
Hungary: 0.1%
895	MOL Hungarian Oil & Gas Plc #	38,996
India: 0.4%
11,101	Reliance Industries Ltd. (GDR) # Reg S 144A	288,747
1,567	Vedanta Resources Plc (GBP) #	10,107
		298,854
Indonesia: 0.1%
24,544	Astra Agro Lestari Tbk PT #	30,448
217,700	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	20,657
		51,105
Ireland: 0.2%
5,051	Smurfit Kappa Group Plc #	135,732
Italy: 0.9%
37,743	ENI SpA #	593,099
3,530	Saipem SpA * † #	28,276
		621,375
Japan: 3.5%
8,600	Calbee, Inc. #	278,761
9,600	Daido Steel Co. † #	30,484
2,100	Daio Paper Corp. † #	17,319
7,900	Dowa Holdings Co. Ltd. #	59,965
4,917	Hitachi Metals Ltd. #	57,196
3,300	Hokuetsu Kishu Paper Co. Ltd. #	17,959
15,200	Inpex Holdings, Inc. #	136,126
14,164	JFE Holdings, Inc. #	186,340
35,000	JX Holdings, Inc. #	126,593
89,035	Kobe Steel Ltd. #	96,700
3,865	Kurita Water Industries Ltd. #	82,196
32,629	Mitsubishi Materials Corp. #	99,306
2,500	Nippon Paper Industries #	38,225
23,210	Nippon Steel Corp. #	423,656
21,614	Nippon Suisan Kaisha Ltd. #	64,628
20,850	Nisshin Seifun Group, Inc. #	303,695
20,976	OJI Paper Co. Ltd. #	90,183
5,170	Rengo Co. Ltd. #	20,017
3,583	Sumitomo Forestry Co. Ltd. #	40,201
13,323	Sumitomo Metal Mining Ltd. #	151,599
4,200	TonenGeneral Sekiyu KK #	40,770
		2,361,919
Luxembourg: 0.4%
8,003	Adecoagro SA (USD) *	63,704
24,844	ArcelorMittal #	128,705
3,314	Tenaris SA (ADR)	79,901
1,177	Ternium SA (ADR)	14,465
		286,775
Malaysia: 0.6%
16,951	Genting Plantation Bhd #	38,140
221,194	IOI Corp. Bhd #	204,719
32,378	Kuala Lumpur Kepong Bhd #	159,941
4,200	Petronas Dagangan Bhd #	20,896
		423,696
Mexico: 0.8%
15,450	Gruma, SAB de CV	214,062
104,714	Grupo Mexico, SAB de CV	252,845
7,737	Industrias Penoles, SA de CV	105,202
		572,109
Netherlands: 1.3%
597	Core Laboratories NV (USD)	59,581
34,434	Royal Dutch Shell Plc (GBP) #	815,277
		874,858
Norway: 1.8%
26,621	Marine Harvest ASA #	338,005
33,395	Norsk Hydro ASA #	111,138
4,913	SeaDrill Ltd. #	28,637
14,768	Statoil ASA #	214,880
13,701	Yara International ASA #	545,493
		1,238,153
Peru: 0.3%
11,593	Cia de Minas Buenaventura SA (ADR)	69,094
4,543	Southern Copper Corp. (USD) †	121,389
		190,483
Philippines: 0.0%
44,600	Nickel Asia Corp. #	6,122
Poland: 0.3%
3,326	KGHM Polska Miedz SA #	71,801
4,322	Polski Koncern Naftowy Orlen SA † #	75,413
23,185	Polskie Gornictwo Naftowe I Gazownictwo SA #	39,831
		187,045
Portugal: 0.1%
5,844	Galp Energia, SGPS, SA #	57,608
3,965	Portucel-Empresa Productora de Pasta e Papel SA #	13,768
		71,376
Russia: 2.1%
6,632	Evraz Plc (GBP) * #	7,335
6,804	Lukoil (ADR) #	231,747
2,732	Magnitogorsk Iron & Steel Works (GDR) Reg S	11,024
16,254	MMC Norilsk Nickel PJSC (ADR) #	233,553
980	Novatek OAO (GDR) # Reg S	90,919
2,052	Novolipetsk Steel (GDR) #	23,523
84,723	OAO Gazprom (ADR) #	341,803
6,350	PhosAgro OAO (GDR) # Reg S	87,856
12,680	Polymetal International (GBP) #	109,271
14,874	Rosneft Oil Co. (GDR) # Reg S	55,049
4,302	Severstal OAO (GDR) # Reg S	45,649
13,538	Surgutneftegas OJSC (ADR) #	69,275
3,363	Tatneft (ADR) #	94,308
		1,401,312
Singapore: 0.8%
539,519	Golden Agri-Resources Ltd. #	125,507
36,900	Olam International Ltd. #	52,568
194,364	Wilmar International Ltd. #	351,970
		530,045
South Africa: 1.6%
2,444	African Rainbow Minerals Ltd. #	9,193
3,724	Anglo American Platinum Ltd. * #	61,839
25,241	AngloGold Ashanti Ltd. (ADR) *	206,724
2,994	Astral Foods Ltd. #	37,732
43,533	Gold Fields Ltd. (ADR)	115,798
34,528	Impala Platinum Holdings Ltd. * † #	96,112
1,339	Kumba Iron Ore Ltd. † #	7,632
7,906	Mondi Plc (GBP) #	165,922
21,714	Northern Platinum Ltd. * † #	42,496
30,900	Petra Diamonds Ltd. (GBP) * #	39,455
10,024	Sappi Ltd. * #	30,853
7,124	Sasol Ltd. #	200,017
40,615	Sibanye Gold Ltd. #	46,274
		1,060,047
South Korea: 1.1%
1,860	Hyundai Steel Co. #	81,075
337	Korea Zinc Co. Ltd. #	132,521
1,962	POSCO #	277,417
869	SK Energy Co. Ltd. * #	72,377
585	S-Oil Corp. #	31,129
1,840	Woongjin Coway Co. Ltd. #	130,201
21	Young Poong Corp. #	23,951
		748,671
Spain: 0.4%
3,200	Acerinox SA #	28,582
7,726	Gamesa Corp. Tecnologica SA #	107,141
1,409	Pescanova SA * # §	—
14,543	Repsol YPF SA #	169,443
		305,166
Sweden: 0.9%
4,328	BillerudKorsnas AB #	62,189
6,689	Boliden AB #	104,524
1,097	Holmen AB (B Shares) #	30,702
3,012	Lundin Petroleum AB * #	38,793
4,315	SSAB AB (B Shares) * † #	13,015
13,290	Svenska Cellulosa AB (B Shares) #	371,124
		620,347
Switzerland: 3.9%
155,227	Glencore Xstrata Plc (GBP) * #	215,750
7,248	Syngenta AG #	2,316,395
4,796	Transocean, Inc. (USD) †	61,964
10,881	Weatherford International Plc (USD) *	92,271
		2,686,380
Taiwan: 0.3%
304,172	China Steel Corp. #	177,756
24,420	Formosa Petrochemical Corp. #	58,275
		236,031
Thailand: 0.2%
19,500	PTT Exploration & Production PCL (NVDR) #	37,772
12,000	PTT PCL (NVDR) #	79,689
		117,461
Turkey: 0.1%
43,653	Eregli Demir ve Celik Fabrikalari TAS #	53,843
1,722	Tupras-Turkiye Petrol Rafinerileri AS * #	42,173
		96,016
United Kingdom: 8.1%
33,998	Anglo American Plc #	284,365
47,739	BG Group Plc #	689,588
255,504	BP Plc #	1,297,981
71,504	Centrica Plc #	248,735
77,328	CNH Industrial NV (USD)	504,179
19,955	DS Smith Plc #	119,366
3,309	Ensco Plc CL A (USD)	46,591
6,445	Kazakhmys Plc * † #	8,277
3,396	Noble Corp Plc (USD) †	37,050
14,228	Pennon Group Plc #	167,578
3,592	Petrofac Ltd. #	41,889
24,745	Polyus Gold International Ltd.	72,154
5,768	Randgold Resources Ltd. (ADR)	340,831
30,327	Rio Tinto Plc #	1,018,912
8,241	Severn Trent Plc #	272,973
12,740	Tullow Oil Plc #	32,791
23,581	United Utilities Group Plc #	330,948
		5,514,208
United States: 47.4%
5,833	AGCO Corp.	271,993
32,032	Alcoa, Inc.	309,429
2,671	Allegheny Technologies, Inc.	37,875
1,288	American States Water Co.	53,323
7,130	Anadarko Petroleum Corp.	430,581
2,048	Andersons, Inc.	69,755
5,305	Apache Corp.	207,744
6,114	Aqua America, Inc.	161,838
47,391	Archer-Daniels-Midland Co.	1,964,357
6,117	Baker Hughes, Inc.	318,329
11,195	Bunge Ltd.	820,593
5,808	Cabot Oil & Gas Corp.	126,963
2,688	Cameron International Corp. *	164,828
1,212	Carpenter Technology Corp.	36,081
18,137	CF Industries Holdings, Inc.	814,351
3,320	Cheniere Energy, Inc. *	160,356
7,258	Chesapeake Energy Corp. †	53,201
26,409	Chevron Corp.	2,083,142
1,326	Cimarex Energy Co.	135,888
1,688	Concho Resources, Inc. *	165,930
17,311	ConocoPhillips	830,236
3,214	Consol Energy, Inc. †	31,497
1,152	Continental Resources, Inc. *	33,373
3,572	Cree, Inc. *	86,550
12,857	Darling International, Inc. *	144,513
24,263	Deere & Co.	1,795,462
5,422	Devon Energy Corp.	201,102
905	Diamond Offshore Drilling, Inc.	15,657
7,707	EOG Resources, Inc.	561,070
2,139	EQT Corp.	138,543
58,516	Exxon Mobil Corp.	4,350,665
2,617	First Solar, Inc. *	111,877
3,221	FMC Technologies, Inc. *	99,851
25,439	Freeport-McMoRan Copper & Gold, Inc.	246,504
7,076	Graphic Packaging Holding Co.	90,502
11,996	Halliburton Co.	424,059
1,512	Helmerich & Payne, Inc. †	71,457
3,384	Hess Corp.	169,403
2,646	HollyFrontier Corp.	129,231
5,554	Ingredion, Inc.	484,920
8,993	International Paper Co.	339,845
1,319	Itron, Inc. *	42,089
25,225	Kinder Morgan, Inc.	698,228
891	Lindsay Corp. †	60,401
3,071	Louisiana-Pacific Corp. *	43,731
9,504	Marathon Oil Corp.	146,362
36,409	Monsanto Co.	3,107,144
26,240	Mosaic Co.	816,326
2,279	Murphy Oil Corp.	55,152
5,387	National Oilwell Varco, Inc.	202,821
33,212	Newmont Mining Corp.	533,717
5,966	Noble Energy, Inc.	180,054
7,816	Nucor Corp.	293,491
10,722	Occidental Petroleum Corp.	709,260
1,373	Oceaneering International, Inc.	53,931
2,936	ONEOK, Inc.	94,539
1,192	Ormat Technologies, Inc.	40,564
2,104	Packaging Corp. of America	126,577
6,720	Phillips 66	516,365
5,053	Pilgrim’s Pride Corp. †	105,001
2,095	Pioneer Natural Resources Co.	254,836
2,377	Range Resources Corp.	76,349
1,797	Reliance Steel & Aluminum Co.	97,056
1,594	Royal Gold, Inc.	74,886
17,760	Schlumberger Ltd.	1,224,907
656	Schweitzer-Mauduit International, Inc.	22,553
21	Seaboard Corp. *	64,659
5,395	Southwestern Energy Co. *	68,463
9,422	Spectra Energy Corp.	247,516
5,920	Steel Dynamics, Inc.	101,706
7,590	Stillwater Mining Co. *	78,405
1,887	Sunpower Corp. * †	37,815
1,728	Tesoro Corp.	168,031
10,570	Tractor Supply Co.	891,262
23,687	Tyson Foods, Inc.	1,020,910
3,577	United States Steel Corp. †	37,272
6,977	Valero Energy Corp.	419,318
5,637	WestRock Co.	289,967
11,069	Weyerhaeuser Co.	302,626
2,865	Whiting Petroleum Corp. *	43,749
9,575	Williams Companies, Inc.	352,839
1,151	Worthington Industries, Inc.	30,478
		32,474,230
Total Common Stocks (Cost: $99,181,669)		68,799,425
RIGHTS: 0.0% (Cost: $0)
China / Hong Kong: 0.0%
5,443	Fosun International Ltd. Rights (HKD 13.42, expiring 10/19/15 ) * #	—
MONEY MARKET FUND: 0.0% (Cost: $12,020)
12,020	Dreyfus Government Cash Management Fund	12,020
Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $99,193,689)		68,811,445

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.0%
Repurchase Agreements: 4.0%
$1,000,000	Repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc., 0.12%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 5/15/18 to 10/1/45, valued at $1,020,000 including accrued interest)	$1,000,000
1,000,000	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.11%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.63% to 6.50%, due 12/28/16 to 10/1/45, valued at $1,020,003 including accrued interest)	1,000,000
765,826	Repurchase agreement dated 9/30/15 with Merrill Lynch, Pierce, Fenner and Smith, Inc., 0.13%, due 10/1/15, proceeds $765,829; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 10/20/41 to 5/20/45, valued at $781,143 including accrued interest)	765,826
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,765,826)		2,765,826
Total Investments: 104.5% (Cost: $101,959,515)		71,577,271
Liabilities in excess of other assets: (4.5)%		(3,076,814)
NET ASSETS: 100.0%		$68,500,457

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,703,552.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $25,616,478 which represents 37.4% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $ which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $288,747, or 0.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	1.6%	$1,061,664
Consumer Staples	11.2	7,694,010
Consumer, Non-cyclical	0.0	0
Energy	41.0	28,232,515
Financials	0.5	325,149
Industrials	5.0	3,425,414
Information Technology	0.4	302,347
Materials	37.2	25,602,744
Utilities	3.1	2,155,582
Money Market Fund	0.0	12,020
	100.0%	$68,811,445

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$63,720	$—	$—	$63,720
Australia	—	2,627,051	—	2,627,051
Austria	58,498	139,267	—	197,765
Bermuda	38,707	—	—	38,707
Brazil	419,510	—	—	419,510
Canada	7,469,922	—	—	7,469,922
Chile	159,593	71,319	—	230,912
China / Hong Kong	29,938	1,407,509	—	1,437,447
Denmark	—	402,507	—	402,507
Finland	—	151,380	—	151,380
France	—	2,208,070	—	2,208,070
Germany	—	403,922	—	403,922
Hungary	—	38,996	—	38,996
India	—	298,854	—	298,854
Indonesia	—	51,105	—	51,105
Ireland	—	135,732	—	135,732
Italy	—	621,375	—	621,375
Japan	—	2,361,919	—	2,361,919
Luxembourg	158,070	128,705	—	286,775
Malaysia	—	423,696	—	423,696
Mexico	572,109	—	—	572,109
Netherlands	59,581	815,277	—	874,858
Norway	—	1,238,153	—	1,238,153
Peru	190,483	—	—	190,483
Philippines	—	6,122	—	6,122
Poland	—	187,045	—	187,045
Portugal	—	71,376	—	71,376
Russia	11,024	1,390,288	—	1,401,312
Singapore	—	530,045	—	530,045
South Africa	322,522	737,525	—	1,060,047
South Korea	—	748,671	—	748,671
Spain	—	305,166	0	305,166
Sweden	—	620,347	—	620,347
Switzerland	154,235	2,532,145	—	2,686,380
Taiwan	—	236,031	—	236,031
Thailand	—	117,461	—	117,461
Turkey	—	96,016	—	96,016
United Kingdom	1,000,805	4,513,403	—	5,514,208
United States	32,474,230	—	—	32,474,230
Rights
China / Hong Kong	—	—	—	—
Money Market Fund	12,020	—	—	12,020
Repurchase Agreements	—	2,765,826	—	2,765,826
Total	$43,194,967	$28,382,304	$0	$71,577,271

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $265,090 and transfers of securities from Level 2 to Level 1 were $181,924. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2015:

	Common Stocks
	China/Hong Kong	Spain
Balance as of December 31, 2014	$10,727	$0
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	(10,727)	—
Balance as of September 30, 2015	$—	$0

Transfers from Level 3 to Level 1 resulted primarily from security resuming trading.

See Notes to Schedules of Investments

OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 4.7%
5,740	Caltex Australia Ltd. #	$126,773
Finland: 3.7%
4,345	Neste Oil OYJ #	99,897
India: 6.7%
6,941	Reliance Industries Ltd. (GDR) # Reg S 144A	180,542
Japan: 14.4%
21,000	Cosmo Oil Co Ltd. *	27,834
4,100	Idemitsu Kosan Co. Ltd. #	62,910
41,800	JX Holdings, Inc. #	151,189
6,600	Showa Shell Sekiyu KK #	52,113
10,000	TonenGeneral Sekiyu KK #	97,071
		391,117
Poland: 4.2%
6,575	Polski Koncern Naftowy Orlen SA #	114,725
Portugal: 4.4%
12,223	Galp Energia, SGPS, SA #	120,490
South Korea: 7.4%
1,495	SK Energy Co. Ltd. * #	124,516
1,412	S-Oil Corp. #	75,135
		199,651
Taiwan: 4.8%
54,000	Formosa Petrochemical Corp. #	128,863
Thailand: 3.3%
360,200	IRPC PCL (NVDR) #	37,454
35,300	Thai Oil PCL (NVDR) #	51,460
		88,914
Turkey: 3.8%
4,159	Tupras-Turkiye Petrol Rafinerileri AS * #	101,856
United States: 42.5%
2,208	Calumet Specialty Products Partners LP	53,610
2,934	HollyFrontier Corp.	143,297
4,072	Marathon Petroleum Corp.	188,656
1,731	Northern Tier Energy LP	39,467
1,715	PBF Energy, Inc.	48,415
2,738	Phillips 66	210,388
1,577	Tesoro Corp.	153,348
3,583	Valero Energy Corp.	215,338
2,203	Western Refining, Inc.	97,196
		1,149,715
Total Common Stocks (Cost: $2,883,683)		2,702,543
MONEY MARKET FUND: 0.0% (Cost: $1,186)
1,186	Dreyfus Government Cash Management Fund	1,186
Total Investments: 99.9% (Cost: $2,884,869)		2,703,729
Other assets less liabilities: 0.1%		3,019
NET ASSETS: 100.0%		$2,706,748

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,552,828 which represents 57.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $180,542, or 6.7% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	100.0%	$2,702,543
Money Market Fund	0.0	1,186
	100.0%	$2,703,729

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$126,773	$—	$126,773
Finland	—	99,897	—	99,897
India	—	180,542	—	180,542
Japan	—	391,117	—	391,117
Poland	—	114,725	—	114,725
Portugal	—	120,490	—	120,490
South Korea	—	199,651	—	199,651
Taiwan	—	128,863	—	128,863
Thailand	—	88,914	—	88,914
Turkey	—	101,856	—	101,856
United States	1,149,715	—	—	1,149,715
Money Market Fund	1,186	—	—	1,186
Total	$1,150,901	$1,552,828	$—	$2,703,729

There were no transfers between levels during the period ended September 30, 2015.

See Notes to Schedules of Investments

OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Bermuda: 6.0%
3,726,626	Nabors Industries Ltd. (USD)	$35,216,616
4,471,609	Seadrill Ltd. (USD) †	26,382,493
		61,599,109
Luxembourg: 4.6%
1,965,244	Tenaris SA (ADR)	47,382,033
Netherlands: 3.3%
338,648	Core Laboratories NV (USD) †	33,797,070
Switzerland: 7.7%
2,914,708	Transocean, Inc. (USD) †	37,658,027
5,015,922	Weatherford International Plc (USD) *	42,535,019
		80,193,046
United Kingdom: 5.7%
2,473,875	Ensco Plc CL A (USD)	34,832,160
2,227,578	Noble Corp Plc (USD) †	24,302,876
		59,135,036
United States: 72.6%
1,619,514	Baker Hughes, Inc.	84,279,509
848,866	Cameron International Corp. *	52,052,463
87,040	CARBO Ceramics, Inc. †	1,652,890
835,191	Diamond Offshore Drilling, Inc. †	14,448,804
1,525,957	FMC Technologies, Inc. *	47,304,667
3,671,668	Halliburton Co.	129,793,464
919,580	Helmerich & Payne, Inc. †	43,459,351
1,977,560	McDermott International, Inc. *	8,503,508
1,432,462	National Oilwell Varco, Inc.	53,932,194
836,356	Oceaneering International, Inc.	32,852,064
386,179	Oil States International, Inc. *	10,090,857
1,412,322	Patterson-UTI Energy, Inc.	18,557,911
1,099,875	Rowan Companies Plc	17,762,981
2,986,464	Schlumberger Ltd.	205,976,422
1,660,069	Superior Energy Services, Inc.	20,966,671
248,457	Tidewater, Inc. †	3,264,725
463,997	US Silica Holdings, Inc. †	6,537,718
		751,436,199
Total Common Stocks (Cost: $1,754,678,964)		1,033,542,493
MONEY MARKET FUND: 0.1% (Cost: $493,098)
493,098	Dreyfus Government Cash Management Fund	493,098
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,755,172,062)		1,034,035,591

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 11.0%
Repurchase Agreements: 11.0%
$27,049,718	Repurchase agreement dated 9/30/15 with BNP Paribas Securities Corp., 0.11%, due 10/1/15, proceeds $27,049,801; (collateralized by various U.S. government and agency obligations, 0.25% to 7.50%, due 8/1/16 to 10/1/45, valued at $27,590,746 including accrued interest)	$27,049,718
27,049,718	Repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc., 0.12%, due 10/1/15, proceeds $27,049,808; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 5/15/18 to 10/1/45, valued at $27,590,712 including accrued interest)	27,049,718
27,049,718	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.10%, due 10/1/15, proceeds $27,049,793; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 11/15/15 to 7/15/37, valued at $27,590,723 including accrued interest)	27,049,718
27,049,718	Repurchase agreement dated 9/30/15 with Mizuho Securities USA, Inc., 0.14%, due 10/1/15, proceeds $27,049,823; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 10/9/19 to 10/1/45, valued at $27,590,712 including accrued interest)	27,049,718
5,694,423	Repurchase agreement dated 9/30/15 with Royal Bank of Scotland Plc, 0.09%, due 10/1/15, proceeds $5,694,437; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 1/31/16 to 2/15/44, valued at $5,808,330 including accrued interest)	5,694,423
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $113,893,295)		113,893,295
Total Investments: 111.0% (Cost: $1,869,065,357)		1,147,928,886
Liabilities in excess of other assets: (11.0)%		(113,457,297)
NET ASSETS: 100.0%		$1,034,471,589

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $112,504,052.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	0.7%	$6,537,718
Oil & Gas Drilling	24.4	252,621,219
Oil & Gas Equipment & Services	74.9	774,383,556
Money Market Fund	0.0	493,098
	100.0%	$1,034,035,591

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,033,542,493	$—	$—	$1,033,542,493
Money Market Fund	493,098	—	—	493,098
Repurchase Agreements	—	113,893,295	—	113,893,295
Total	$1,034,035,591	$113,893,295	$—	$1,147,928,886

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended September 30, 2015.

See Notes to Schedules of Investments

RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.7%
Australia: 16.7%
8,782,821	Alkane Resources Ltd. * #	$1,452,138
601,770	Iluka Resources Ltd. #	2,645,043
65,026,790	Lynas Corp. Ltd. * † #	1,466,260
		5,563,441
Canada: 2.7%
1,021,255	5N Plus, Inc. *	914,079
Chile: 6.9%
390,161	Molibdenos y Metales SA *	2,320,822
China / Hong Kong: 22.5%
5,516,474	China Molybdenum Co. Ltd. (Class H) #	2,697,735
19,515,895	China Rare Earth Holdings Ltd. * #	1,597,541
19,804,000	CITIC Dameng Holdings Ltd. * † #	1,647,301
132,872,964	North Mining Shares Co. Ltd. * #	1,565,508
		7,508,085
France: 4.5%
41,105	Eramet SA * † #	1,514,976
Indonesia: 3.3%
74,052,200	SMR Utama Tbk PT *	1,106,992
Ireland: 4.0%
45,176,201	Kenmare Resources Plc (GBP) * #	1,323,107
Japan: 14.5%
93,892	OSAKA Titanium Technologies Co. † #	2,469,505
197,747	Toho Titanium Co. Ltd. * † #	2,361,977
		4,831,482
Mexico: 4.1%
2,270,412	Cia Minera Autlan SAB de CV *	1,357,150
South Africa: 4.5%
280,208	Assore Ltd. † #	1,507,675
United Kingdom: 4.3%
97,759,909	Rare Earth Minerals Plc * #	1,438,022
United States: 7.7%
3,091,191	Thompson Creek Metals Co., Inc. *	1,350,541
279,345	Tronox Ltd. †	1,220,738
		2,571,279
Total Common Stocks (Cost: $75,676,003)		31,957,110
PREFERRED STOCKS: 4.7%
Brazil: 4.7% (Cost: $3,012,086)
807,823	Cia de Ferro Ligas da Bahia	1,547,907
Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $78,688,089)		33,505,017

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 11.5%
Repurchase Agreements: 11.5%
$848,167	Repurchase agreement dated 9/30/15 with BNP Paribas Securities Corp., 0.11%, due 10/1/15, proceeds $848,170; (collateralized by various U.S. government and agency obligations, 0.25% to 7.50%, due 8/1/16 to 10/1/45, valued at $865,131 including accrued interest)	$848,167
1,000,000	Repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc., 0.12%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 5/15/18 to 10/1/45, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.11%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.63% to 6.50%, due 12/28/16 to 10/1/45, valued at $1,020,003 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/15 with Mizuho Securities USA, Inc., 0.14%, due 10/1/15, proceeds $1,000,004; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 10/9/19 to 10/1/45, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $3,848,167)		3,848,167
Total Investments: 111.9% (Cost: $82,536,256)		37,353,184
Liabilities in excess of other assets: (11.9)%		(3,960,294)
NET ASSETS: 100.0%		$33,392,890

GBP	British Pound

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,589,639.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $23,686,788 which represents 70.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Commodity Chemicals	3.7%	$1,220,738
Diversified Metals & Mining	68.1	22,820,690
Electronic Components	2.7	914,079
Gold	4.3	1,452,138
Materials	12.5	4,192,315
Steel	8.7	2,905,057
	100.0%	$33,505,017

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$5,563,441	$—	$5,563,441
Canada	914,079	—	—	914,079
Chile	2,320,822	—	—	2,320,822
China / Hong Kong	—	7,508,085	—	7,508,085
France	—	1,514,976	—	1,514,976
Indonesia	1,106,992	—	—	1,106,992
Ireland	—	1,323,107	—	1,323,107
Japan	—	4,831,482	—	4,831,482
Mexico	1,357,150	—	—	1,357,150
South Africa	—	1,507,675	—	1,507,675
United Kingdom	—	1,438,022	—	1,438,022
United States	2,571,279	—	—	2,571,279
Preferred Stocks	1,547,907	—	—	1,547,907
Repurchase Agreements	—	2,848,167	—	3,848,167
Total	$9,818,229	$26,534,955	$—	$37,353,184

There were no transfers between levels during the year ended September 30, 2015.

See Notes to Schedules of Investments

SOLAR ENERGY ETF

SCHEDULES OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 4.2%
39,269	Canadian Solar, Inc. (USD) * †	$652,651
China / Hong Kong: 32.1%
463,000	China Singyes Solar Technologies Holdings Ltd. #	314,423
5,939,000	GCL-Poly Energy Holdings Ltd. * † #	1,150,473
1,942,000	Hanergy Thin Film Power Group Ltd. *# §	12,529
48,450	JA Solar Holdings Co. Ltd. (ADR) * †	377,910
25,708	JinkoSolar Holding Co. Ltd. (ADR) * †	564,034
2,268,000	Shunfeng International Clean Energy Ltd. * #	579,772
83,502	Trina Solar Ltd. (ADR) * †	749,013
3,106,000	United Photovoltaics Group Ltd. * #	298,543
2,790,000	Xinyi Solar Holdings Ltd. #	957,503
		5,004,200
Germany: 5.5%
19,860	SMA Solar Technology AG * † #	859,047
Israel: 2.8%
19,084	SolarEdge Technologies, Inc. (USD) * †	437,405
Switzerland: 3.4%
81,772	Meyer Burger Technology AG * † #	523,408
Taiwan: 17.1%
519,000	E-Ton Solar Tech Co. Ltd. * #	175,292
31,500	Giga Solar Materials Corp. #	485,627
507,601	Gintech Energy Corp. * #	234,105
322	Green Energy Technology, Inc. * #	125
418,000	Motech Industries, Inc. * #	462,763
785,306	Neo Solar Power Corp. #	443,288
655,000	Sino-American Silicon Products, Inc. #	684,018
386,301	Solartech Energy Corp. #	183,828
		2,669,046
United States: 34.8%
25,941	Advanced Energy Industries, Inc. *	682,248
28,054	First Solar, Inc. *	1,199,308
2,097,120	Renewable Energy Corp. AS (NOK) * † #	367,115
24,870	SolarCity Corp. * †	1,062,198
111,957	SunEdison, Inc. *	803,851
35,192	Sunpower Corp. * †	705,248
43,239	TerraForm Power, Inc.	614,859
		5,434,827
Total Common Stocks (Cost: $21,561,927)		15,580,584
MONEY MARKET FUND: 0.5% (Cost: $82,430)
82,430	Dreyfus Government Cash Management Fund	82,430
Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $21,644,357)		15,663,014

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 27.6%
Repurchase Agreements: 27.6%
$1,023,872	Repurchase agreement dated 9/30/15 with BNP Paribas Securities Corp., 0.11%, due 10/1/15, proceeds $1,023,875; (collateralized by various U.S. government and agency obligations, 0.25% to 7.50%, due 8/1/16 to 10/1/45, valued at $1,044,351 including accrued interest)	$1,023,872
1,023,872	Repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc., 0.12%, due 10/1/15, proceeds $1,023,875; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 5/15/18 to 10/1/45, valued at $1,044,349 including accrued interest)	1,023,872
1,023,872	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.10%, due 10/1/15, proceeds $1,023,875; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 11/15/15 to 7/15/37, valued at $1,044,350 including accrued interest)	1,023,872
1,023,872	Repurchase agreement dated 9/30/15 with Mizuho Securities USA, Inc., 0.14%, due 10/1/15, proceeds $1,023,876; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 10/9/19 to 10/1/45, valued at $1,044,349 including accrued interest)	1,023,872
215,543	Repurchase agreement dated 9/30/15 with Royal Bank of Scotland Plc, 0.09%, due 10/1/15, proceeds $215,544; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 1/31/16 to 2/15/44, valued at $219,855 including accrued interest)	215,543
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $4,311,031)		4,311,031
Total Investments: 128.0% (Cost: $25,955,388)		19,974,045
Liabilities in excess of other assets: (28.0)%		(4,367,782)
NET ASSETS: 100.0%		$15,606,263

ADR	American Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,297,798.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,731,859 which represents 49.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $12,529 which represents 0.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Construction & Engineering	2.0%	$314,423
Electrical Components & Equipment	6.8	1,062,198
Industrial Machinery	3.3	523,408
Information Technology	6.6	1,029,706
Semiconductor Equipment	35.9	5,622,892
Semiconductors	41.0	6,413,098
Utilities	3.9	614,859
Money Market Fund	0.5	82,430
	100.0%	$15,663,014

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$652,651	$—	$—	$652,651
China / Hong Kong	1,690,957	3,313,243	—	5,004,200
Germany	—	859,047	—	859,047
Israel	437,405	—	—	437,405
Switzerland	—	523,408	—	523,408
Taiwan	—	2,669,046	—	2,669,046
United States	5,067,712	367,115	—	5,434,827
Money Market Fund	82,430	—	—	82,430
Repurchase Agreements	—	4,311,031	—	4,311,031
Total	$7,931,155	$12,042,890	$—	$19,974,045

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $ 1,690,018. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

STEEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Brazil: 18.8%
1,503,919	Cia Siderurgica Nacional SA (ADR) †	$1,441,206
1,593,690	Gerdau SA (ADR)	2,183,355
1,368,629	Vale SA (ADR) †	5,748,242
		9,372,803
India: 4.4%
429,181	Vedanta Ltd. (ADR)	2,223,158
Luxembourg: 16.7%
437,587	ArcelorMittal (USD) †	2,253,573
154,045	Tenaris SA (ADR)	3,714,025
190,481	Ternium SA (ADR)	2,341,011
		8,308,609
South Korea: 6.4%
91,014	POSCO (ADR)	3,187,310
United Kingdom: 13.8%
202,687	Rio Tinto Plc (ADR) †	6,854,874
United States: 40.1%
192,754	AK Steel Holding Corp. * †	464,537
147,473	Allegheny Technologies, Inc.	2,091,167
53,697	Carpenter Technology Corp.	1,598,560
166,273	Cliffs Natural Resources, Inc. †	405,706
125,300	Commercial Metals Co.	1,697,815
33,582	Gibraltar Industries, Inc. *	616,230
11,278	LB Foster Co.	138,494
83,407	Nucor Corp.	3,131,933
11,923	Olympic Steel, Inc.	118,634
43,735	Reliance Steel & Aluminum Co.	2,362,127
29,081	Schnitzer Steel Industries, Inc.	393,757
137,942	Steel Dynamics, Inc.	2,369,844
70,745	SunCoke Energy, Inc.	550,396
48,254	TimkenSteel Corp.	488,330
158,518	United States Steel Corp. †	1,651,758
70,829	Worthington Industries, Inc.	1,875,552
		19,954,840
Total Common Stocks (Cost: $131,045,256)		49,901,594
MONEY MARKET FUND: 0.5% (Cost: $247,187)
247,187	Dreyfus Government Cash Management Fund	247,187
Total Investments Before Collateral for Securities Loaned: 100.7% (Cost: $131,292,443)		50,148,781

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 20.4%
Repurchase Agreements: 20.4%
$2,412,781	Repurchase agreement dated 9/30/15 with BNP Paribas Securities Corp., 0.11%, due 10/1/15, proceeds $2,412,788; (collateralized by various U.S. government and agency obligations, 0.25% to 7.50%, due 8/1/16 to 10/1/45, valued at $2,461,040 including accrued interest)	$2,412,781
2,412,781	Repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc., 0.12%, due 10/1/15, proceeds $2,412,789; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 5/15/18 to 10/1/45, valued at $2,461,037 including accrued interest)	2,412,781
2,412,781	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.10%, due 10/1/15, proceeds $2,412,788; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 11/15/15 to 7/15/37, valued at $2,461,038 including accrued interest)	2,412,781
2,412,781	Repurchase agreement dated 9/30/15 with Mizuho Securities USA, Inc., 0.14%, due 10/1/15, proceeds $2,412,790; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 10/9/19 to 10/1/45, valued at $2,461,037 including accrued interest)	2,412,781
507,927	Repurchase agreement dated 9/30/15 with Royal Bank of Scotland Plc, 0.09%, due 10/1/15, proceeds $507,928; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 1/31/16 to 2/15/44, valued at $518,087 including accrued interest)	507,927
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $10,159,051)		10,159,051
Total Investments: 121.1% (Cost: $141,451,494)		60,307,832
Liabilities in excess of other assets: (21.1)%		(10,522,099)
NET ASSETS: 100.0%		$49,785,733

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,712,353.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	7.4%	$3,714,025
Industrials	1.5	754,724
Materials	90.6	45,432,845
Money Market Fund	0.5	247,187
	100.0%	$50,148,781

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$49,901,594	$—	$—	$49,901,594
Money Market Fund	247,187	—	—	247,187
Repurchase Agreements	—	10,159,051	—	10,159,051
Total	$50,148,781	$10,159,051	$—	$60,307,832

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2015.

See Notes to Schedules of Investments

UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Canada: 19.8%
59,359	ARC Resources Ltd. †	$781,005
66,915	Athabasca Oil Corp. * †	63,386
30,510	Baytex Energy Corp. (USD)	97,632
21,008	Birchcliff Energy Ltd. *	99,971
135,110	Cenovus Energy, Inc. (USD)	2,048,268
79,625	Crescent Point Energy Corp. (USD)	910,114
123,809	EnCana Corp. (USD)	797,330
38,436	Enerplus Corp. (USD) †	186,799
55,029	Husky Energy, Inc.	854,146
25,987	MEG Energy Corp. *	159,717
10,494	Paramount Resources Ltd. *	77,020
85,754	Pengrowth Energy Corp. (USD)	73,748
24,592	Peyto Exploration & Development Corp. †	509,009
21,519	PrairieSky Royalty Ltd. †	407,042
38,346	Surge Energy, Inc. †	77,224
29,921	Tourmaline Oil Corp. *	693,403
51,204	Whitecap Resources, Inc. †	402,544
		8,238,358
United States: 80.3%
45,456	Anadarko Petroleum Corp.	2,745,088
14,459	Antero Resources Corp. * †	305,952
52,136	Apache Corp.	2,041,646
33,938	Breitburn Energy Partners LP †	68,894
40,107	Cabot Oil & Gas Corp.	876,739
48,972	California Resources Corp.	127,327
6,780	Carrizo Oil & Gas, Inc. *	207,061
70,690	Chesapeake Energy Corp. †	518,158
13,909	Cimarex Energy Co.	1,425,394
12,108	Concho Resources, Inc. *	1,190,216
16,690	Continental Resources, Inc. *	483,509
31,802	Denbury Resources, Inc. †	77,597
63,583	Devon Energy Corp.	2,358,293
7,647	Diamondback Energy, Inc. *	493,996
8,518	Energen Corp.	424,708
45,378	EOG Resources, Inc.	3,303,518
19,884	EQT Corp.	1,287,887
15,731	Gulfport Energy Corp. *	466,896
38,524	Hess Corp.	1,928,511
13,154	Laredo Petroleum, Inc. * †	124,042
42,372	Linn Energy, LLC †	113,981
92,142	Marathon Oil Corp.	1,418,987
12,412	Matador Resources Co. *	257,425
17,492	Memorial Resource Development Corp. *	307,509
11,349	National Fuel Gas Co.	567,223
18,532	Newfield Exploration Co. *	609,703
51,858	Noble Energy, Inc.	1,565,074
17,378	Oasis Petroleum, Inc. * †	150,841
51,611	Occidental Petroleum Corp.	3,414,068
15,863	Pioneer Natural Resources Co.	1,929,575
19,757	QEP Resources, Inc.	247,555
18,310	Range Resources Corp.	588,117
9,118	SM Energy Co.	292,141
32,250	Southwestern Energy Co. *	409,253
12,568	Ultra Petroleum Corp. * †	80,310
5,357	Unit Corp. *	60,320
16,141	Vanguard Natural Resources, LLC †	122,672
31,202	Whiting Petroleum Corp. *	476,455
35,903	WPX Energy, Inc. *	237,678
		33,304,319
Total Common Stocks (Cost: $76,445,437)		41,542,677
MONEY MARKET FUND: 0.1% (Cost: $24,363)
24,363	Dreyfus Government Cash Management Fund	24,363
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $76,469,800)		41,567,040

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 8.4%
Repurchase Agreements: 8.4%
$1,000,000	Repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc., 0.12%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 5/15/18 to 10/1/45, valued at $1,020,000 including accrued interest)	$1,000,000
1,000,000	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.11%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.63% to 6.50%, due 12/28/16 to 10/1/45, valued at $1,020,003 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/15 with RBC Capital Markets, LLC, 0.10%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 1.88% to 7.00%, due 4/20/25 to 5/20/65, valued at $1,020,000 including accrued interest)	1,000,000
497,154	Repurchase agreement dated 9/30/15 with Royal Bank of Scotland Plc, 0.09%, due 10/1/15, proceeds $497,155; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 1/31/16 to 2/15/44, valued at $507,099 including accrued interest)	497,154
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $3,497,154)		3,497,154
Total Investments: 108.6% (Cost: $79,966,954)		45,064,194
Liabilities in excess of other assets: (8.6)%		(3,572,628)
NET ASSETS: 100.0%		$41,491,566

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,437,581.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	13.5%	$5,607,594
Gas Utilities	1.4	567,223
Integrated Oil & Gas	19.8	8,244,993
Oil & Gas Exploration & Production	65.2	27,122,867
Money Market Fund	0.1	24,363
	100.0%	$41,567,040

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$41,542,677	$—	$—	$41,542,677
Money Market Fund	24,363	—	—	24,363
Repurchase Agreements	—	3,497,154	—	3,497,154
Total	$41,567,040	$3,497,154	$—	$45,064,194

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2015.

See Notes to Schedules of Investments

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Canada: 1.4%
52,359	Cameco Corp. (USD) †	$637,209
Czech Republic: 1.0%
22,714	CEZ AS #	472,235
Finland: 2.0%
61,261	Fortum OYJ #	905,480
France: 1.6%
41,882	Electricite de France SA #	738,771
Japan: 18.9%
44,900	Chugoku Electric Power Co., Inc. #	619,897
24,800	Hokkaido Electric Power Co., Inc. * #	241,061
28,100	Hokuriku Electric Power Co. #	378,576
191,714	IHI Corp. #	493,458
141,205	Kajima Corp. #	750,607
120,200	Kansai Electric Power Co., Inc. * #	1,338,522
62,700	Kyushu Electric Power Co., Inc. * #	685,226
419,106	Mitsubishi Heavy Industries Ltd. #	1,877,473
29,200	Shikoku Electric Power Co., Inc. #	476,995
70,800	Tohoku Electric Power Co., Inc. #	961,051
101,800	Tokyo Electric Power Co., Inc. * #	681,122
		8,503,988
Netherlands: 1.0%
10,784	Chicago Bridge & Iron Co. NV (USD) †	427,693
South Korea: 3.0%
66,856	Korea Electric Power Corp. (ADR)	1,369,879
United Kingdom: 3.1%
42,259	AMEC Plc #	459,655
53,218	Babcock International Group Plc #	737,203
117,497	Serco Group Plc #	181,797
		1,378,655
United States: 68.0%
27,659	Ameren Corp.	1,169,146
24,538	AMETEK, Inc.	1,283,828
42,546	Dominion Resources, Inc.	2,994,387
18,423	DTE Energy Co.	1,480,657
52,264	Duke Energy Corp.	3,759,872
17,686	Entergy Corp.	1,151,359
81,243	Exelon Corp.	2,412,917
33,888	FirstEnergy Corp.	1,061,033
12,388	Flowserve Corp.	509,642
37,407	NextEra Energy, Inc.	3,649,053
43,370	PG&E Corp.	2,289,936
11,073	Pinnacle West Capital Corp.	710,222
61,938	Public Service Enterprise Group, Inc.	2,611,306
4,396	SPX Corp.	52,400
4,396	SPX FLOW, Inc. *	151,354
73,465	The Southern Co.	3,283,885
58,533	Xcel Energy, Inc.	2,072,654
		30,643,651
Total Common Stocks (Cost: $45,955,695)		45,077,561

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.2%
Repurchase Agreements: 2.2%
$1,000,000	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.11%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.63% to 6.50%, due 12/28/16 to 10/1/45, valued at $1,020,003 including accrued interest)	$1,000,000
106	Repurchase agreement dated 9/30/15 with Royal Bank of Scotland Plc, 0.09%, due 10/1/15, proceeds $106; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 1/31/16 to 2/15/44, valued at $108 including accrued interest)	106
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,000,106)		1,000,106
Total Investments: 102.2% (Cost: $46,955,801)		46,077,667
Liabilities in excess of other assets: (2.2)%		(1,005,912)
NET ASSETS: 100.0%		$45,071,755

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,010,651.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $11,999,129 which represents 26.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	2.4%	$1,096,864
Industrials	14.4	6,465,455
Utilities	83.2	37,515,242
	100.0%	$45,077,561

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$637,209	$—	$—	$637,209
Czech Republic	—	472,235	—	472,235
Finland	—	905,480	—	905,480
France	—	738,771	—	738,771
Japan	—	8,503,988	—	8,503,988
Netherlands	427,693	—	—	427,693
South Korea	1,369,879	—	—	1,369,879
United Kingdom	—	1,378,655	—	1,378,655
United States	30,643,651	—	—	30,643,651
Repurchase Agreements	—	1,000,106	—	1,000,106
Total	$33,078,432	$12,999,235	$—	$46,077,667

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $ 137,882. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2015 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of September 30, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$1,259,576,084	$69,532,250	$(296,045,291)	$(226,513,041)
Coal ETF	144,132,848	30,948	(91,101,369)	(91,070,421)
Global Alternative Energy ETF	114,822,660	11,222,454	(26,552,068)	(15,329,614)
Gold Miners ETF	8,611,862,688	17,872,352	(4,010,244,900)	(3,992,372,548)
Junior Gold Miners ETF	1,885,362,175	52,763,855	(582,132,739)	(529,368,884)
Natural Resources ETF	102,226,554	4,629,284	(35,278,567)	(30,649,283)
Oil Refiners ETF	2,884,869	19,677	(200,817)	(181,140)
Oil Services ETF	1,869,065,357	—	(721,136,471)	(721,136,471)
Rare Earth / Strategic Metals ETF	98,814,789	1,387,616	(62,849,221)	(61,461,605)
Solar Energy ETF	26,346,080	647,506	(7,019,541)	(6,372,035)
Steel ETF	142,409,779	36,073	(82,138,020)	(82,101,947)
Unconventional Oil & Gas ETF	80,022,518	—	(34,958,324)	(34,958,324)
Uranium+Nuclear Energy ETF	47,114,697	2,583,250	(3,620,280)	(1,037,030)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: November 24, 2015

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 24, 2015